Statutory Reserves - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Statutory Accounting Practices [Line Items]
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Accrued for general reserve	$ 3,620	$ 2,828	$ 3,302
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves	$ 16,842	316	67,426
Profit private school minimum appropriations of audited annual net income	10.00%
Non-profit private school minimum appropriations of audited annual increase in the unrestricted net assets of the school	10.00%
Development fund [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves	$ 13,222	$ 2,512	$ 64,124